Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' equity
Basic and diluted earnings per share

	Year ended as of December 31,
	2012	2011	2010
Net income from continuing operations	5,511	22,885	17,407

Discontinued operations, net of tax	–	–	(143)

Net income for the year	5,511	22,885	17,264
Remuneration attributed to preferred convertible notes	(44)	(97)	(72)
Remuneration attributed to common convertible notes	(19)	(70)	(61)

Net income for the year adjusted	5,448	22,718	17,131

Earnings per share
Income available to preferred stockholders	2,063	8,591	6,566
Income available to common stockholders	3,385	13,842	10,353
Income available to convertible notes linked to preferred	–	205	153
Income available to convertible notes linked to common	–	80	59

	5,448	22,718	17,131

Weighted average number of shares outstanding (thousands of shares)—preferred shares	1,933,491	1,984,030	2,035,783
Weighted average number of shares outstanding (thousands of shares)—common shares	3,172,179	3,197,063	3,210,023

Total	5,105,670	5,181,093	5,245,806

Weighted average number of convertibles outstanding (thousands of shares)—linked to preferred shares	–	47,285	47,285
Weighted average number of convertibles outstanding (thousands of shares)—linked to common shares	–	18,416	18,416

Total	–	65,701	65,701

Earnings per preferred share	1.07	4.33	3.23
Earnings per common share	1.07	4.33	3.23
Earnings per convertible note linked to preferred	–	6.39	4.76
Earnings per convertible note linked to common share	–	8.15	6.52